Annual Report

December 31, 2020

Symetra Deferred Variable Annuity Account

Symetra Deferred Variable Annuity Account
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Contract Owners of Symetra Deferred Variable Annuity Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix, that comprise Symetra Deferred Variable Annuity Account (the Separate Account), as of December 31, 2020, the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2020, the results of its operations and changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statements of operations and changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the years in the four-year period ended December 31, 2019, were audited by other independent registered public accountants whose report, dated April 30, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, where applicable. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ KPMG LLP
We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 23, 2021

Symetra Deferred Variable Annuity Account
Report of Independent Registered Public Accounting Firm (Continued)

Appendix

DWS Capital Growth VIP B

DWS CROCI International VIP – Class B

Pioneer Bond VCT Class I

Pioneer Fund VCT Class I

Pioneer Mid Cap Value VCT Class I

Pioneer Select Mid Cap Growth VCT Class I

Symetra Deferred Variable Annuity Account
Statements of Assets and Liabilities
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
DWS Capital Growth VIP B	2,308	$70,337	$97,361	$97,361	1,062
DWS CROCI International VIP - Class B	4,771	35,521	34,634	34,634	1,640
Pioneer Bond VCT Class I	68,222	771,179	803,656	803,656	9,882
Pioneer Fund VCT Class I	7,649	136,767	128,730	128,730	4,781
Pioneer Mid Cap Value VCT Class I	81,715	1,541,481	1,468,413	1,468,413	12,425
Pioneer Select Mid Cap Growth VCT Class I	137,766	3,707,440	5,169,011	5,169,011	19,955

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
DWS Capital Growth VIP B	$12,450	$24	$(281)	$(257)	$15	$1,639	$5,962	$7,616	$7,359	$51,232	$—	$51,232	$58,591	$71,041
DWS CROCI International VIP - Class B	$28,549	$849	$(372)	$477	$(57)	$—	$5,231	$5,174	$5,651	$—	$—	$—	$5,651	$34,200
Pioneer Bond VCT Class I	$933,424	$31,032	$(11,360)	$19,672	$(4,890)	$—	$57,994	$53,104	$72,776	$—	$(53,893)	$(53,893)	$18,883	$952,307
Pioneer Fund VCT Class I	$80,786	$965	$(1,129)	$(164)	$(966)	$14,320	$10,857	$24,211	$24,047	$—	$—	$—	$24,047	$104,833
Pioneer Mid Cap Value VCT Class I	$1,524,714	$19,511	$(18,486)	$1,025	$15,829	$92,347	$262,682	$370,858	$371,883	$—	$(311,470)	$(311,470)	$60,413	$1,585,127
Pioneer Select Mid Cap Growth VCT Class I	$3,732,313	$—	$(45,709)	$(45,709)	$324,066	$454,907	$312,529	$1,091,502	$1,045,793	$—	$(970,390)	$(970,390)	$75,403	$3,807,716

Symetra Deferred Variable Annuity Account
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
DWS Capital Growth VIP B	$71,041	$211	$(965)	$(754)	$166	$5,313	$21,594	$27,073	$26,319	$1	$—	$1	$26,320	$97,361
DWS CROCI International VIP - Class B	$34,200	$989	$(367)	$622	$(73)	$—	$(114)	$(187)	$435	$—	$(1)	$(1)	$434	$34,634
Pioneer Bond VCT Class I	$952,307	$24,145	$(9,560)	$14,585	$(11,463)	$—	$55,090	$43,627	$58,212	$—	$(206,863)	$(206,863)	$(148,651)	$803,656
Pioneer Fund VCT Class I	$104,833	$841	$(1,308)	$(467)	$(1,056)	$9,138	$16,283	$24,365	$23,898	$—	$(1)	$(1)	$23,897	$128,730
Pioneer Mid Cap Value VCT Class I	$1,585,127	$16,557	$(15,931)	$626	$(10,619)	$44,116	$(47,693)	$(14,196)	$(13,570)	$4,169	$(107,313)	$(103,144)	$(116,714)	$1,468,413
Pioneer Select Mid Cap Growth VCT Class I	$3,807,716	$—	$(48,226)	$(48,226)	$31,122	$285,257	$1,137,612	$1,453,991	$1,405,765	$4,201	$(48,671)	$(44,470)	$1,361,295	$5,169,011

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

1.ORGANIZATION

Symetra Deferred Variable Annuity Account (the “Separate Account”) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company (“Symetra Life”), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units (“Units”). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies (“Mutual Funds”) as indicated below. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of
Symetra Life’s or Symetra Financial Corporation's other business activities.

The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2019 and December 31, 2020 for the following sub-accounts.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
Deutsche Variable Series I and II
DWS Capital Growth VIP B	DWS Capital Growth VIP - Class B
DWS CROCI International VIP - Class B	DWS CROCI International VIP - Class B
DWS Government Money Market VIP - Class A1	DWS Government Money Market VIP - Class A

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I

    1 There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2020

2.SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities (“Level 2”) and significant unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority
(“Level 3”).

The availability of observable market information is the principal factor in determining the level to which the Separate Account’s investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a “Life Insurance Company” under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense (“M&E”) risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.20 percent of the average daily net assets of the Separate Account. This charge is included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.

Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended
December 31, 2020.

Sub-Account	Purchases	Proceeds From Sales
DWS Capital Growth VIP B	$5,524	$966
DWS CROCI International VIP - Class B	989	367
Pioneer Bond VCT Class I	24,145	216,422
Pioneer Fund VCT Class I	9,979	1,307
Pioneer Mid Cap Value VCT Class I	64,107	122,508
Pioneer Select Mid Cap Growth VCT Class I	288,281	95,720

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Deferred Variable Annuity Account
Notes to Financial Statements
5. CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in the Units outstanding for the years ended December 31, 2020, and 2019 were as follows:

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
DWS Capital Growth VIP B	—	—	—	811	—	811
Pioneer Bond VCT Class I	—	(2,696)	(2,696)	—	(733)	(733)
Pioneer Mid Cap Value VCT Class I	42	(1,152)	(1,110)	—	(2,988)	(2,988)
Pioneer Select Mid Cap Growth VCT Class I	21	(279)	(258)	—	(5,840)	(5,840)

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

6.ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and the Units outstanding for sub-accounts of the Symetra Deferred Variable Annuity Account, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2020.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
DWS Capital Growth VIP B
2020	$91.712	1,062	$97,361	0.26%	1.20%	37.05%
2019	66.921	1,062	71,041	0.10	1.20	35.16
2018	49.512	251	12,450	0.47	1.20	(3.05)
2017	51.068	251	12,841	0.46	1.20	24.47
2016	41.030	251	10,314	0.52	1.20	2.76
DWS CROCI International VIP - Class B
2020	21.112	1,640	34,634	3.24	1.20	1.27
2019	20.847	1,640	34,200	2.73	1.20	19.79
2018	17.403	1,640	28,549	0.79	1.20	(15.59)
2017	20.618	1,640	33,824	6.63	1.20	20.31
2016	17.137	1,640	28,111	10.17	1.20	(0.71)
Pioneer Bond VCT Class I
2020	81.323	9,882	803,656	3.03	1.20	7.41
2019	75.715	12,578	952,307	3.26	1.20	7.97
2018	70.125	13,311	933,424	3.31	1.20	(2.03)
2017	71.580	14,556	1,041,938	2.85	1.20	2.77
2016	69.652	14,687	1,022,970	2.78	1.20	2.87
Pioneer Fund VCT Class I
2020	26.927	4,781	128,730	0.77	1.20	22.80
2019	21.928	4,781	104,833	1.03	1.20	29.77
2018	16.898	4,781	80,786	1.14	1.20	(2.69)
2017	17.365	4,781	83,020	1.20	1.20	20.27
2016	14.438	4,781	69,035	1.33	1.20	8.51
Pioneer Mid Cap Value VCT Class I
2020	118.186	12,425	1,468,413	1.25	1.20	0.92
2019	117.11	13,535	1,585,127	1.27	1.20	26.91
2018	92.281	16,523	1,524,714	0.72	1.20	(20.31)
2017	115.798	18,200	2,107,558	0.84	1.20	11.83
2016	103.552	21,965	2,274,501	0.73	1.20	15.17
Pioneer Select Mid Cap Growth VCT Class I
2020	259.040	19,955	5,169,011	—	1.20	37.51
2019	188.376	20,213	3,807,716	—	1.20	31.50
2018	143.257	26,053	3,732,313	—	1.20	(7.60)
2017	155.046	27,443	4,254,898	0.08	1.20	28.48
2016	120.675	33,895	4,090,316	—	1.20	2.50

1 These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual
Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense risk charges that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
2 These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

Symetra Deferred Variable Annuity Account
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)
3 These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

7.SUBSEQUENT EVENTS

The Separate Account has evaluated subsequent events through April 23, 2021, the date on which the Separate Account’s financial statements were available to be issued.